Taxes - Summary of the Changes in the Deferred Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Change In Deferred Income Tax [line items]
Cumulative translation adjustment	$ (1,554)	$ 20,902
Deferred tax assets	2,641	2,680
Deferred tax liabilities	(3,835)	(654)
Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,026	2,364
Recognized in the statement of income for the period	(1,684)	(764)
Recognized in shareholders' equity	(806)	1,799
Cumulative translation adjustment	(68)	(159)
Use of tax credits	(354)	(1,222)
Others	(308)	8
Ending balance	(1,194)	2,026
Deferred tax assets	2,641	2,680
Deferred tax liabilities	$ (3,835)	$ (654)